Stockholders' Equity - Stock-based Compensation Expense and Valuation Information - Additional Information (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) Participant
Class Of Stock [Line Items]
Total unrecognized compensation cost related to unvested stock option grants	$ 600,000	$ 2,492,000
Participants enrolled into the employee stock purchase plan | Participant		0
Stock options [Member]
Class Of Stock [Line Items]
Total unrecognized compensation cost related, weighted average period	2 years 3 months 18 days	2 years 18 days
Restricted stock units (RSUs) [Member]
Class Of Stock [Line Items]
Total unrecognized compensation cost related, weighted average period	11 months 19 days	1 year 2 months 26 days
Unrecognized stock-based compensation expense		$ 210,000
Restricted stock units (RSUs) [Member] | Maximum [Member]
Class Of Stock [Line Items]
Unrecognized stock-based compensation expense	$ 200,000